Total
First Eagle High Income Fund
First Eagle High Income Fund

FIRST EAGLE FUNDS

First Eagle High Income Fund

1345 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10105
(800) 334-2143

SUPPLEMENT DATED DECEMBER 22, 2022
TO PROSPECTUS DATED MARCH 1, 2022

This Supplement is intended to highlight certain changes to the Prospectus of the First Eagle High Income Fund (the “Fund”) dated March 1, 2022, as may be amended or supplemented. Please review these matters carefully.

January 1, 2023 Implementation of Contractual Expense Limitations

At a meeting of the Board of Trustees (the “Board”) of First Eagle Funds (the “Trust”) held on December 14, 2022, the Board approved an expense limitation agreement pursuant to which First Eagle Investment Management, LLC (the “Adviser”) has agreed to support contractual limitations on the Fund’s expenses.

Effective January 1, 2023, the Adviser will undertake to waive and/or reimburse certain fees and expenses of the Fund’s Class A, C, I, R3, R4, R5 and R6 shares so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.94%, 1.69%, 0.69%, 1.04%, 0.79%, 0.69% and 0.69% of average net assets, respectively. These undertakings will extend until February 29, 2024 and may not be terminated before then without the consent of the Board. The Fund has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class, provided that repayment does not cause annual operating expenses to exceed 0.94%, 1.69%, 0.69%, 1.04%, 0.79%, 0.69% and 0.69% of the class’ average net assets, respectively. Any such repayment must be within three years after the year in which the Adviser incurred the expense.

Effective January 1, 2023, the Fees and Expenses table and related expense Example in the Prospectus are revised and restated as follows:

Fees and Expenses of the High Income Fund

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the High Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the High Income Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 140 and 147, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Eagle High Income Fund	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	4.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00%	[1]	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Eagle High Income Fund		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
Management Fees	[1]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.35%	0.10%	none	none
Other Expenses	[2]	0.36%	0.39%	0.35%	0.43%	0.94%	0.58%	0.30%
Total Annual Operating Expenses (%)		1.06%	1.84%	0.80%	1.23%	1.49%	1.03%	0.75%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.15%)	(0.11%)	(0.19%)	(0.70%)	(0.34%)	(0.06%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	[3]	0.94%	1.69%	0.69%	1.04%	0.79%	0.69%	0.69%
[1]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.94%, 1.69%, 0.69%, 1.04%, 0.79%, 0.69% and 0.69% of average net assets, respectively. Each of these undertakings lasts until February 29, 2024 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 0.94%, 1.69%, 0.69%, 1.04%, 0.79%, 0.69% and 0.69% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which FEIM incurred the expense.
[2]	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2021.
[3]	Restated to reflect the current contractual expense limitation arrangement in effect as of January 1, 2023.

Example

The following example is intended to help you compare the cost of investing in the High Income Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Sold
Expense Example - First Eagle High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	542	761	997	1,676
Class C	272	564	982	2,146
Class I	70	244	433	980
Class R3	106	372	657	1,472
Class R4	81	402	747	1,720
Class R5	70	294	536	1,229
Class R6	70	234	411	925

Held
Expense Example No Redemption - First Eagle High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	542	761	997	1,676
Class C	172	564	982	2,146
Class I	70	244	433	980
Class R3	106	372	657	1,472
Class R4	81	402	747	1,720
Class R5	70	294	536	1,229
Class R6	70	234	411	925

* * * * * The information in this Supplement modifies (and if inconsistent, replaces) information contained in the Fund’s Prospectus dated March 1, 2022 as may be amended or supplemented.